Secured Convertible Note - Schedule of Secured Convertible Note (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Secured Convertible Note [Abstract]
Proceeds of issue of secured convertible notes	$ 40,000
Transaction costs	(1,386)
Net proceeds from issue of secured convertible notes	38,614
Equity component	192
Transaction costs relating to equity component	(6)
Secured convertible note	186
Liability component at date of issue (net of transaction costs)	38,428
Interest charged (using effective interest rate)	319
Secured convertible note	$ 38,747